Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 1.1%
Raytheon Technologies Corp.	427,867	$ 42,388,784

Air Freight & Logistics - 0.6%
FedEx Corp.	102,242	23,657,776

Automobiles - 2.8%
Tesla, Inc. (A)	101,098	108,943,205

Beverages - 2.1%
Constellation Brands, Inc., Class A	179,171	41,266,665
Monster Beverage Corp. (A)	509,895	40,740,610

		82,007,275

Biotechnology - 2.9%
Regeneron Pharmaceuticals, Inc. (A)	63,818	44,571,768
Seagen, Inc. (A)	160,957	23,185,856
Vertex Pharmaceuticals, Inc. (A)	164,187	42,847,881

		110,605,505

Building Products - 2.3%
Builders FirstSource, Inc. (A)	407,585	26,305,536
Fortune Brands Home & Security, Inc.	353,076	26,226,485
Johnson Controls International PLC	557,327	36,543,932

		89,075,953

Capital Markets - 1.5%
Morgan Stanley	279,403	24,419,822
S&P Global, Inc.	81,676	33,501,862

		57,921,684

Chemicals - 1.0%
PPG Industries, Inc.	301,456	39,511,838

Consumer Finance - 1.9%
American Express Co.	392,230	73,347,010

Electronic Equipment, Instruments & Components - 0.8%
Cognex Corp.	408,802	31,539,074

Entertainment - 3.1%
Netflix, Inc. (A)	157,655	59,055,987
Roku, Inc. (A)	172,709	21,635,256
Walt Disney Co. (A)	277,057	38,001,138

		118,692,381

Equity Real Estate Investment Trusts - 0.9%
Prologis, Inc.	219,771	35,488,621

Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (A)	60,893	26,549,348
Edwards Lifesciences Corp. (A)	325,765	38,349,056
Teleflex, Inc.	103,728	36,805,806

		101,704,210

Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	145,160	74,027,245

Hotels, Restaurants & Leisure - 4.4%
Airbnb, Inc., Class A (A)	270,355	46,436,175
Booking Holdings, Inc. (A)	23,899	56,125,606

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (A)	32,737	$ 51,790,916
Penn National Gaming, Inc. (A)	391,435	16,604,673

		170,957,370

Interactive Media & Services - 7.5%
Alphabet, Inc., Class A (A)	69,083	192,144,002
Meta Platforms, Inc., Class A (A)	437,025	97,176,879

		289,320,881

Internet & Direct Marketing Retail - 6.9%
Amazon.com, Inc. (A)	75,673	246,690,196
Etsy, Inc. (A)	146,812	18,245,796

		264,935,992

IT Services - 5.2%
Block, Inc. (A)	222,575	30,181,170
FleetCor Technologies, Inc. (A)	186,243	46,385,682
Global Payments, Inc.	219,818	30,079,895
Mastercard, Inc., Class A	259,195	92,631,109

		199,277,856

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	97,234	57,431,262

Machinery - 2.5%
Deere & Co.	156,154	64,875,741
Nordson Corp.	132,859	30,169,622

		95,045,363

Pharmaceuticals - 2.3%
Eli Lilly & Co.	315,004	90,207,695

Professional Services - 0.9%
Equifax, Inc.	146,735	34,790,868

Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (A)	458,027	50,080,672
Entegris, Inc.	162,164	21,285,647
KLA Corp.	143,516	52,535,467
Marvell Technology, Inc.	575,675	41,281,654
MKS Instruments, Inc.	180,965	27,144,750
NVIDIA Corp.	312,802	85,351,154
Teradyne, Inc.	229,950	27,186,988
Texas Instruments, Inc.	327,916	60,166,028

		365,032,360

Software - 18.7%
Adobe, Inc. (A)	115,754	52,739,838
Avalara, Inc. (A)	244,175	24,297,854
Five9, Inc. (A)	243,984	26,935,834
Microsoft Corp.	1,132,827	349,261,892
Palo Alto Networks, Inc. (A) (B)	89,414	55,661,109
Paycom Software, Inc. (A)	88,972	30,818,121
Qualtrics International, Inc., Class A (A)	650,012	18,557,843
salesforce.com, Inc. (A)	292,074	62,013,152
ServiceNow, Inc. (A)	93,145	51,871,519
Workday, Inc., Class A (A)	217,742	52,140,499

		724,297,661

Specialty Retail - 1.5%
TJX Cos., Inc.	970,374	58,785,257

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	2,220,247	$ 387,677,329
NetApp, Inc.	460,357	38,209,631

		425,886,960

Textiles, Apparel & Luxury Goods - 2.7%
Lululemon Athletica, Inc. (A)	133,639	48,808,972
NIKE, Inc., Class B	417,681	56,203,155

		105,012,127

Total Common Stocks (Cost $2,472,383,251)		3,869,892,213

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $17,862,649 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $18,219,952.	$ 17,862,649	17,862,649

Total Repurchase Agreement (Cost $17,862,649)		17,862,649

Total Investments (Cost $2,490,245,900)		3,887,754,862
Net Other Assets (Liabilities) - (0.5)%		(17,895,960)

Net Assets - 100.0%		$ 3,869,858,902

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,869,892,213	$—	$—	$3,869,892,213
Repurchase Agreement	—	17,862,649	—	17,862,649

Total Investments	$3,869,892,213	$17,862,649	$—	$3,887,754,862

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $55,103,963, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $56,209,565. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica WMC US Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3